Earnings Per Common Share - Summary of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 423,211	$ 512,599	$ 359,188
Weighted average number of common shares used to compute basic net income per common share (in shares)	227,577	227,983	228,427
Dilutive effect of stock options and restrictive stock units (in shares)	2,555	3,403	3,350
Dilutive effect of outstanding warrant (in shares)	4	648	2,437
Weighted average number of common shares used to compute diluted net income per common share (in shares)	230,136	232,034	234,214
Basic earnings per common share (in USD per share)	$ 1.86	$ 2.25	$ 1.57
Diluted earnings per common share (in USD per share)	$ 1.84	$ 2.21	$ 1.53
Stock Options and Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	146	8	11
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	20,556	19,912	26,438